Note 2 - Allowance For Loan Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,162	$ 11,025,238	$ 10,702,334
Real Estate Loans	11	114,010	111,556
Sales Finance Contracts	155	414,895	399,751
Total	4,328	$ 11,554,143	$ 11,213,641

The following table presents a summary of loans that were restructured during the three months ended September 30, 2017.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,881	$ 8,764,876	$ 8,419,386
Real Estate Loans	4	27,360	27,360
Sales Finance Contracts	126	321,289	304,847
Total	4,011	$ 9,113,525	$ 8,751,593

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	11,667	$ 29,000,014	$ 28,038,080
Real Estate Loans	35	311,583	302,117
Sales Finance Contracts	420	1,132,852	1,089,140
Total	12,122	$ 30,444,449	$ 29,429,337

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2017.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	11,117	$ 25,032,298	$ 24,018,560
Real Estate Loans	18	138,249	137,167
Sales Finance Contracts	352	900,736	861,534
Total	11,487	$ 26,071,283	$ 25,017,261

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the three months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	1,572	$ 2,445,911
Real Estate Loans	1	4,233
Sales Finance Contracts	56	104,284
Total	1,629	$ 2,554,428

TDRs that occurred during the twelve months ended September 30, 2017 and subsequently defaulted during the three months ended September 30, 2017 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	1,465	$ 2,162,134
Real Estate Loans	-	-
Sales Finance Contracts	48	83,028
Total	1,513	$ 2,245,162

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the nine months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	3,817	$ 5,915,570
Real Estate Loans	1	4,233
Sales Finance Contracts	114	236,196
Total	3,932	$ 6,155,999

TDRs that occurred during the twelve months ended September 30, 2017 and subsequently defaulted during the nine months ended September 30, 2017 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	3,619	$ 5,244,206
Real Estate Loans	-	-
Sales Finance Contracts	109	188,089
Total	3,728	$ 5,432,295